FINANCE COSTS AND UNWINDING OF OBLIGATIONS	12 Months Ended
Dec. 31, 2022
Disclosure of finance costs and unwinding of obligations [Abstract]
FINANCE COSTS AND UNWINDING OF OBLIGATIONS	FINANCE COSTS AND UNWINDING OF OBLIGATIONS

	US Dollars
Figures in millions	2022	2021	2020
Finance costs
Finance costs on bonds, bank loans and other	102	109	124
Amortisation of fees	8	6	23
Lease finance charges	11	9	8
Less: interest captalised	(2)	(14)	(17)
	119	110	138
Unwinding of obligations	30	6	39
Total finance costs and unwinding of obligations (notes 30 and 34)	149	116	177
The interest included within finance costs is calculated at effective interest rates.